UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2025

Applied Finance Valuation Large Cap ETF

ITEM 1.(a).  Reports to Stockholders.

Applied Finance Valuation Large Cap ETF Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2025 Applied Finance Valuation Large Cap ETF ticker: VSLU (Listed on the NYSE Arca)

This semi-annual shareholder report contains important information about the Applied Finance Valuation Large Cap ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at appliedfinancefunds.com/ETF/InvestorResources. You can also contact us at (833) 356‑0909.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Valuation Large Cap ETF	$25	0.49%¹
[1]	Annualized.

Sector Breakdown

Information Technology - Hardware
24.02%
Financials
14.47%
Communication Services
12.84%
Information Technology - Software & Services
11.85%
Consumer Discretionary
11.23%
Health Care
10.79%
Industrials
5.62%
Consumer Staples
4.45%
Energy
1.97%
Materials
0.85%
Utilities
0.71%
Real Estate
0.64%

Top Ten Holdings
Nvidia Corp.	9.09%
Microsoft Corp.	7.42%
Alphabet, Inc. Class A	6.39%
Apple, Inc.	5.84%
Broadcom, Inc.	5.12%
Meta Platforms, Inc.	4.78%
Amazon.com, Inc.	4.44%
Visa, Inc. Class A	4.33%
Mastercard, Inc. Class A	4.31%
Johnson & Johnson	1.54%

For additional information about the Fund; including its summary prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/ETF/InvestorResources.

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$256,282,558
Number of Holdings	322
Total Advisory Fee Paid	$559,308
Portfolio Turnover Rate	11.66%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

ITEM 1.(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2025 (unaudited)

Applied Finance Valuation Large Cap ETF

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Schedule of InvestmentsJune 30, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
99.44%	COMMON STOCKS

12.84%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	92,861	$16,364,894
	AT&T, Inc.	19,504	564,446
	Charter Communications, Inc.(A)	1,132	462,773
	Comcast Corp. Class A	20,633	736,392
	Electronic Arts, Inc.	679	108,436
	Fox Corp. Class A	2,855	159,994
	The Interpublic Grou	3,004	73,538
	Live Nation Entertainment(A)	608	91,978
	Match Group, Inc.	3,007	92,886
	Meta Platforms, Inc.	16,588	12,243,437
	Omnicom Group, Inc.	2,154	154,959
	TKO Group Holdings, Inc.	195	35,480
	T-Mobile US, Inc.	4,064	968,289
	Verizon Communications, Inc.	16,530	715,253
	Warner Bros. Discovery, Inc.(A)	12,737	145,966
			32,918,721

11.23%	CONSUMER DISCRETIONARY
	Williams-Sonoma, Inc.	622	101,616
	Airbnb, Inc.(A)	2,628	347,790
	Amazon.com, Inc.(A)	51,902	11,386,780
	Aptiv plc(A)	1,862	127,026
	Autozone, Inc.(A)	275	1,020,863
	Best Buy Co., Inc.	2,078	139,496
	Booking Holdings, Inc.	420	2,431,481
	Caesars Entertainment, Inc.(A)	1,135	32,223
	Carnival Corporation ADR (A)	12,451	350,122
	Darden Restaurants, Inc.	420	91,547
	Deckers Outdoor Corp.(A)	1,147	118,221
	Domino’s Pizza, Inc.	615	277,119
	DR Horton, Inc.	2,679	345,377
	eBay, Inc.	2,631	195,904
	Expedia Group, Inc.	1,435	242,056
	Garmin Ltd. ADR	832	173,655
	Genuine Parts Co.	758	91,953
	Hasbro, Inc.	554	40,896
	Hilton Worldwide Holdings, Inc.	4,138	1,102,115
	Home Depot, Inc.	5,159	1,891,496
	Las Vegas Sands Corp.	3,582	155,853

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Lennar Corp.	1,195	$132,179
	LKQ Corp.	1,547	57,254
	Lowe’s Companies, Inc.	5,566	1,234,928
	Lululemon Athletica, Inc. ADR (A)	1,429	339,502
	Marriott International Class A	4,748	1,297,201
	McDonald’s Corp.	3,576	1,044,800
	MGM Resorts International(A)	2,857	98,252
	Mohawk Industries, Inc.(A)	51	5,347
	NIKE, Inc.	7,456	529,674
	Norwegian Cruise Line Holdings Ltd.(A)	5,911	119,875
	NVR, Inc.(A)	39	288,041
	O’Reilly Automotive, Inc.(A)	13,599	1,225,678
	Polo Ralph Lauren Corp.	274	75,153
	Pulte Group, Inc.	2,227	234,859
	Royal Caribbean Cruises	1,735	543,298
	Ulta Beauty, Inc.(A)	480	224,554
	Wynn Resorts Ltd.	699	65,475
	Yum! Brands, Inc.	4,089	605,908
			28,785,567

4.45%	CONSUMER STAPLES
	Altria Group, Inc.	9,081	532,419
	Archer-Daniels-Midland Co.	1,947	102,763
	Brown-Forman Corp. Class B	1,958	52,690
	Bunge Global Shares ADR	866	69,522
	Church & Dwight Co.	1,158	111,295
	The Coca-Cola Co	17,563	1,242,582
	Colgate-Palmolive Co.	3,236	294,152
	Conagra Brands, Inc.	313	6,407
	Constellation Brands, Inc.	1,845	300,145
	Dollar General Corp.	849	97,109
	Dollar Tree, Inc.(A)	849	84,085
	General Mills, Inc.	2,061	106,780
	The Hershey Compan	1,117	185,366
	Kenvue, Inc.	5,369	112,373
	Keurig Dr Pepper, Inc.	6,568	217,138
	The Kraft Heinz Co	6,029	155,669
	Kroger Co.	2,608	187,072
	Lamb Weston Holdings, Inc.	1,055	54,702
	McCormick & Co., Inc.	582	44,127
	Molson Coors Beverage Co. Class B	655	31,499
	Mondelez International Inc. Class A	5,088	343,135

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Monster Beverage Corp.(A)	5,150	$322,596
	PepsiCo, Inc.	5,765	761,211
	Philip Morris International, Inc.	8,490	1,546,284
	The Procter & Gamble Co	9,453	1,506,052
	Sysco Corp.	2,036	154,207
	Target Corp.	3,232	318,837
	Walgreens Boots Alliance, Inc.(A)	1,736	19,929
	Walmart, Inc.	25,054	2,449,780
			11,409,926

1.97%	ENERGY
	APA Corp.	4,355	79,653
	Chevron Corp.	5,254	752,320
	ConocoPhillips	6,759	606,553
	EOG Resources, Inc.	3,441	411,578
	Exxon Mobil Corp.	17,466	1,882,835
	Halliburton Co.	6,049	123,279
	Hess Corp.	1,178	163,200
	Kinder Morgan, Inc.	4,083	120,040
	Marathon Petroleum Corp.	1,980	328,898
	Phillips 66	1,074	128,128
	Schlumberger Ltd. ADR	7,109	240,284
	Valero Energy Corp.	1,609	216,282
			5,053,050

14.47%	FINANCIALS
	Aflac, Inc.	2,330	245,722
	Allstate Corp.	2,001	402,821
	American Express Co.	6,087	1,941,631
	American International Group	106	9,073
	Ameriprise Financial, Inc.	2,040	1,088,809
	Arch Capital Group Ltd. ADR	2,118	192,844
	Assurant, Inc.	197	38,906
	Bank Of New York Mellon	1,387	126,370
	Capital One Financial	2,175	462,753
	CBOE Global Markets, Inc.	946	220,617
	Chubb Ltd. ADR	1,684	487,888
	Everest RE Group, Ltd.	196	66,611
	FactSet Research Systems, Inc.	314	140,446
	Fidelity National Information Services, Inc.	1,274	103,716
	Fifth Third Bancorp	1,103	45,366
	Fiserv, Inc.(A)	10,839	1,868,752

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Global Payments, Inc.	3,035	$242,921
	Globe Life, Inc.	601	74,698
	Hartford Financial Services Group, Inc.	1,703	216,060
	Intercontinental Exchange	3,395	622,881
	Jack Henry & Associates, Inc.	311	56,033
	Loews Corp.	424	38,864
	M & T Bank Corp.	143	27,741
	Mastercard, Inc. Class A	19,665	11,050,550
	MetLife, Inc.	4,998	401,939
	Moody’s Corporation	2,410	1,208,832
	Nasdaq, Inc.	5,276	471,780
	Northern Trust Corp.	442	56,041
	PayPal Holdings, Inc.(A)	9,526	707,972
	The PNC Financial Services Group, Inc	894	166,659
	Principal Financial Group, Inc.	545	43,289
	The Progressive Corp	4,679	1,248,638
	S&P 500 Global, Inc.	1,362	718,169
	Synchrony Financial	3,845	256,615
	T Rowe Price Group, Inc.	1,216	117,344
	The Travelers Companies, Inc	484	129,489
	Visa, Inc. Class A	31,231	11,088,567
	W. R. Berkley Corp.	1,656	121,666
	Wells Fargo & Co.	7,191	576,143
			37,085,216
10.79%	HEALTH CARE
	Abbott Laboratories	5,341	726,429
	Abbvie, Inc.	20,607	3,825,071
	Agilent Technologies, Inc.	2,466	291,013
	Align Technology, Inc.(A)	158	29,914
	Amgen, Inc.	5,638	1,574,186
	Biogen, Inc.(A)	1,404	176,328
	Bio-Techne Corp.	397	20,426
	Cardinal Health, Inc.	1,292	217,056
	Cencora, Inc.	2,901	869,865
	Centene Corp.(A)	1,362	73,929
	Charles River Laboratories International, Inc.(A)	211	32,015
	The Cigna Grou	702	232,067
	CVS Health Corp.	1,154	79,603
	DaVita, Inc.(A)	1,001	142,592
	Edwards Lifescience Corp.(A)	3,045	238,149
	GE Healthcare Technologies	4,178	309,464

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Gilead Sciences, Inc.	13,555	$1,502,843
	HCA Healthcare, Inc.	2,588	991,463
	Henry Schein, Inc.(A)	441	32,215
	Hologic, Inc.(A)	920	59,947
	Humana, Inc.	120	29,338
	ICON plc(A)	433	151,134
	Idexx Laboratories, Inc.(A)	628	336,822
	Incyte Corp.(A)	1,928	131,297
	Iqvia Holdings, Inc.(A)	2,691	424,075
	Johnson & Johnson	25,860	3,950,115
	McKesson Corp.	1,883	1,379,825
	Medtronic plc ADR	3,776	329,154
	Merck & Company, Inc.	37,926	3,002,222
	Mettler-Toledo International, Inc.(A)	359	421,724
	Molina Healthcare, Inc.(A)	391	116,479
	Pfizer, Inc.	30,712	744,459
	Regeneron Pharmaceuticals, Inc.	1,014	532,350
	ResMed, Inc.	704	181,632
	Revvity, Inc.	271	26,211
	Solventum Corp.(A)	1,274	96,620
	Stryker Corp.	2,208	873,551
	Thermo Fisher Scientific, Inc.	2,709	1,098,391
	UnitedHealth Group, Inc.	3,635	1,134,011
	Universal Health Services, Inc.	204	36,955
	Vertex Pharmaceuticals(A)	1,166	519,103
	Viatris, Inc.	6,032	53,866
	Zimmer Biomet Holdings	760	69,320
	Zoetis, Inc.	3,796	591,986
			27,655,215

5.62%	INDUSTRIALS
	A O Smith Corp.	372	24,392
	Allegion plc ADR	856	123,367
	Amentum Holdings, Inc.(A)	39	921
	Ametek, Inc.	1,548	280,126
	Automatic Data Processing, Inc.	1,713	528,289
	Broadridge Financial Solutions, Inc.	279	67,805
	Builders FirstSource, Inc.(A)	1,240	144,696
	Carrier Global Corp.	906	66,310
	Caterpillar, Inc.	3,519	1,366,111
	CH Robinson Worldwide, Inc.	400	38,380
	Cintas Corp.	905	201,697

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

	Shares	Value
CSX Corp.	15,817	$516,109
Cummins, Inc.	1,039	340,272
Deere & Co.	1,169	594,425
Delta Air Lines, Inc.	6,187	304,277
Dover Corp.	513	93,997
Eaton Corp. plc	1,174	419,106
Emerson Electric Co.	487	64,932
Equifax, Inc.	585	151,731
Expeditors International of Washington, Inc.	335	38,274
FedEx Corp.	556	126,384
Fortive Corporation	2,521	131,420
Generac Holdings, Inc.(A)	293	41,961
General Dynamics Corp.	1,040	303,326
Grainger WW, Inc.	276	287,106
Hubbell, Inc.	244	99,652
Illinois Tool Works, Inc.	1,262	312,030
Jacobs Solutions, Inc.	657	86,363
JB Hunt Transport Services, Inc.	344	49,398
Johnson Controls International ADR	550	58,091
L3Harris Technologies, Inc.	1,002	251,342
Leidos Holdings, Inc.	1,465	231,118
Lennox International, Inc.	219	125,540
Lockheed Martin Corp.	929	430,257
Masco Corp.	2,441	157,103
Norfolk Southern Corp.	1,322	338,392
Northrop Grumman Corp.	483	241,490
Old Dominion Freight	570	92,511
Otis Worldwide Corp.	5,669	561,344
PACCAR, Inc.	2,085	198,200
Parker-Hannifin Corp.	536	374,380
Paychex, Inc.	847	123,205
Pentair plc ADR	1,327	136,230
Quanta Services, Inc.	472	178,454
Rockwell Automation, Inc.	319	105,962
RTX Corp.	3,980	581,160
Snap-on, Inc.	315	98,022
Southwest Airlines Co.	832	26,990
Textron, Inc.	309	24,810
Trane Technologies plc ADR	1,243	543,701
Uber Technologies, Inc.(A)	3,941	367,695
Union Pacific Corp.	3,518	809,421

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	United Airlines Holdings(A)	3,071	$244,544
	United Rentals, Inc.	667	502,518
	UPS, Inc. Class B	1,922	194,007
	Veralto Corp.	1,914	193,218
	Verisk Analytics, Inc.	383	119,304
	Wabtec Corp.	1,217	254,779
	Xylem, Inc.	336	43,465
			14,410,110

24.02%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(A)	2,528	358,723
	Apple, Inc.	72,974	14,972,076
	Applied Materials, Inc.	9,649	1,766,442
	Broadcom, Inc.	47,581	13,115,703
	Corning, Inc.	1,718	90,350
	Dell Technologies	7,650	937,890
	Enphase Energy, Inc.(A)	692	27,438
	HP, Inc.	14,742	360,589
	International Business Machines Corp.	3,427	1,010,211
	Jabil, Inc.	329	71,755
	Keysight Technologies, Inc.(A)	859	140,756
	KLA Corp.	1,451	1,299,719
	Lam Research Corp.	11,452	1,114,738
	Microchip Technology, Inc.	6,187	435,379
	Motorola Solutions, Inc.	872	366,641
	Nvidia Corp.	147,490	23,301,942
	NXP Semiconductors NV	1,028	224,608
	ON Semiconductor Corp.(A)	3,361	176,150
	Qualcomm, Inc.	6,390	1,017,671
	Ralliant Corp.(A)	840	40,748
	Skyworks Solutions, Inc.	330	24,592
	TE Connectivity plc ADR	900	151,803
	Teledyne Technologies, Inc.(A)	97	49,694
	Teradyne, Inc.	418	37,587
	Texas Instruments, Inc.	2,190	454,688
			61,547,893

11.85%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Accenture plc Class A ADR	4,816	1,439,454
	Adobe, Inc.(A)	5,583	2,159,951
	Akamai Technologies, Inc.(A)	237	18,903
	Arista Networks, Inc.(A)	8,284	847,536

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Autodesk, Inc.(A)	858	$265,611
	CDW Corp.	1,714	306,103
	Cognizant Tech Solutions	2,452	191,330
	EPAM Systems, Inc.(A)	133	23,517
	F5, Inc.(A)	176	51,800
	Fair Isaac Corp.(A)	233	425,915
	Fortinet, Inc.(A)	4,672	493,924
	Gartner Group, Inc.(A)	1,006	406,645
	GoDaddy, Inc.(A)	645	116,139
	Juniper Networks, Inc.	1,204	48,076
	Microsoft Corp.	38,244	19,022,948
	NetApp, Inc.	1,082	115,287
	NortonLifeLock, Inc.	3,859	113,455
	Oracle Corp.	13,843	3,026,495
	Salesforce, Inc.	2,529	689,633
	Synopsys, Inc.(A)	513	263,005
	Verisign, Inc.	1,214	350,603
			30,376,330

0.85%	MATERIALS
	Amcor plc ADR	3,544	32,569
	Avery Dennison Corp.	295	51,764
	Ball Corporation	1,185	66,467
	CF Industries Holdings, Inc.	692	63,664
	Corteva, Inc.	817	60,891
	Dow, Inc.	697	18,457
	Eastman Chemical Co.	129	9,631
	Freeport-McMoran, Inc.	9,273	401,985
	International Paper Co.	1,703	79,751
	LyondellBasell Industries NV ADR	1,705	98,651
	The Mosaic Co	561	20,465
	Newmont Goldcorp Corp.	3,690	214,979
	Nucor Corp.	685	88,735
	PPG Industries, Inc.	1,099	125,011
	The Sherwin-Williams Co	2,148	737,537
	Steel Dynamics, Inc.	804	102,920
			2,173,477

0.64%	REAL ESTATE
	American Tower Corporate REIT	2,173	480,276
	AvalonBay Communities, Inc. REIT	194	39,479
	BXP, Inc. REIT	467	31,508

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Schedule of Investments - continuedJune 30, 2025 (unaudited)

See Notes to Financial Statements

		Shares	Value
	Camden Property Trust REIT	298	$33,582
	Equity Residential REIT	593	40,022
	Essex Property Trust, Inc. REIT	27	7,652
	Extra Space Storage, Inc. REIT	200	29,488
	Federal Realty Investment Trust REIT	227	21,563
	Healthpeak Properties, Inc. REIT	7,571	132,568
	Invitation Homes, Inc. REIT	605	19,844
	Mid-America Apartment Communities REIT	305	45,143
	Prologis, Inc.	715	75,161
	Public Storage REIT	549	161,088
	Regency Centers Corp. REIT	181	12,893
	Simon Property Group, Inc. REIT	2,522	405,437
	UDR, Inc. REIT	1,012	41,320
	Vici Properties, Inc. REIT	968	31,557
	Weyerhaeuser Co. REIT	854	21,939
			1,630,520

0.71%	UTILITIES
	Constellation Energy Corp.	1,771	571,608
	NRG Energy, Inc.	3,067	492,499
	The Southern Compan	3,605	331,047
	Vistra Corp.	2,142	415,141
			1,810,295

99.44%	TOTAL COMMON STOCKS
	(Cost: $212,411,445)		254,856,320

0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc. - CVR (A)(B)	2	—

0.00%	TOTAL WARRANTS
	(Cost: $ — )		—

99.44%	TOTAL INVESTMENTS		254,856,320
	(Cost: $212,411,445)
0.56%	Other assets, net of liabilities		1,426,238
100.00%	NET ASSETS		$256,282,558

(A)Non-income producing

(B)The warrant is a Level 3 Security. See Note 1.

ADR - Security represented is held by the custodian in the form of American Depoistary Receipts.

CVR - Contingent Value Right

REIT - Real Estate Investment Trust

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Statement of Assets and LiablitiesJune 30, 2025 (unaudited)

See Notes to Financial Statements

ASSETS
Investments at value (cost of $212,411,445) (Note 1)	$254,856,320
Cash	1,331,905
Receivable for capital stock sold	1,956,356
Dividends and interest receivable	114,949
TOTAL ASSETS	258,259,530

LIABILITIES
Payable for securities purchased	1,878,319
Accrued advisory fees	98,653
TOTAL LIABILITIES	1,976,972
NET ASSETS	$256,282,558

Net Assets Consist of:
Paid-in capital	$215,377,337
Distributable earnings (accumulated deficit)	40,905,221
Net Assets	$256,282,558

NET ASSET VALUE PER SHARE
Net Assets	$256,282,558
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	6,550,000
Net Asset Value and Offering Price Per Share	$39.13

FINANCIAL STATEMENTS | JUNE 30, 2025

See Notes to Financial Statements

Applied Finance Valuation Large Cap ETF

Statement of OperationsSix Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $57)	$1,420,111
Total investment income	1,420,111

EXPENSES
Investment advisory fees (Note 2)	559,308
Total expenses	559,308
Net investment income (loss)	860,803

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	(508,235)
Net change in unrealized appreciation (depreciation) of investments	16,553,642
Net realized and unrealized gain (loss) on investments	16,045,407
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$16,906,210

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

FINANCIAL STATEMENTS | JUNE 30, 2025

See Notes to Financial Statements

Applied Finance Valuation Large Cap ETF

Statements of Changes in Net Assets

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$860,803	$1,313,422
Net realized gain (loss) on investments	(508,235)	11,330,270
Net change in unrealized appreciation (depreciation) of investments	16,553,642	18,435,072
Increase (decrease) in net assets from operations	16,906,210	31,078,764

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	(1,313,421)
Return of capital	—	(18,644)
Decrease in net assets from distributions	—	(1,332,065)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	23,706,109	156,158,924
Shares redeemed	(6,453,643)	(39,553,935)
Increase (decrease) in net assets from capital stock transactions	17,252,466	116,604,989

NET ASSETS
Increase (decrease) during period	34,158,676	146,351,688
Beginning of period	222,123,882	75,772,194
End of period	$256,282,558	$222,123,882

FINANCIAL STATEMENTS | JUNE 30, 2025

See Notes to Financial Statements

Applied Finance Valuation Large Cap ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended June 30, 2025 (unaudited)	Years Ended December 31,			April 29, 2021(1) through December 31, 2021
		2024	2023	2022
Net asset value, beginning of period	$36.56	$29.71	$23.61	$28.33	$25.00
Investment activities
Net investment income (loss)(2)	0.14	0.28	0.32	0.29	0.18
Net realized and unrealized gain (loss) on investments	2.43	6.79	5.96	(4.79)	3.31
Total from investment activities	2.57	7.07	6.28	(4.50)	3.49
Distributions
Net investment income	—	(0.22)	(0.18)	(0.22)	(0.16)
Return of Capital	—	—	—	— (3)	—
Total distributions	—	(0.22)	(0.18)	(0.22)	(0.16)
Net asset value, end of period	$39.13	$36.56	$29.71	$23.61	$28.33

Total Return(4)	7.01%	23.77%	26.59%	(15.82%)	13.95%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	0.75%	0.82%	1.18%	1.19%	1.01%
Portfolio turnover rate(6)	11.66%	22.82%	23.01%	24.94%	30.04%
Net assets, end of period (000’s)	$256,283	$222,124	$75,772	$15,349	$9,915

(1)Commencement of Operations.

(2)Per share amounts calculated using the average number of shares outstanding during the period.

(3)Less than $0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for the periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial StatementsJune 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Valuation Large Cap ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust (the “Trust”), a Delaware statutory trust which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on April 29, 2021.

The Fund’s objective is to seek to achieve long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Applied Finance Advisors, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. If market quotations are not readily

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

available, securities will be valued at their fair market value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund's NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$254,856,320	$—	$—		$254,856,320
Warrants	—	—	—	*	—
	$254,856,320	$—	$—		$254,856,320

*The Level 3 security has zero value.

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the six months ended June 30, 2025. On June 30, 2025, the Fund held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Warrants

The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $750. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $750.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participant Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Applied Finance Valuation Large Cap ETF	25,000	$750	$978,250

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking will be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the rate of 0.49%.

The Advisor has retained Tidal Investments LLC (the “Sub-Advisor”) to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the daily net assets of the Fund at the following rate: 0.0350% on the first $500 million in net assets; 0.0325% on the next $500 million in net assets; and 0.0300% on any net assets in excess of $1 billion (subject to a minimum of $25,000 per year).

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the daily net assets of the Fund, plus out-of-pocket expenses. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

Distributor

Foreside Fund Services, LLC, serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the six months ended June 30, 2025 were as follows:

Purchases	Sales
$27,866,669	$27,042,120

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended June 30, 2025 were as follows:

Purchases	Sales	Realized Gain
$22,751,216	$6,191,728	$1,694,596

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of the distributions during the six months ended June 30, 2025 and the year ended December 31, 2024 were as follows:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Distributions paid from:
Ordinary income	$—	$1,332,065
	$—	$1,332,065

As of June 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$860,803
Accumulated net realized gain (loss) of investments	(2,400,457)
Net unrealized appreciation (depreciation) of investments	42,444,875
$40,905,221

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$212,411,445	$48,698,286	$(6,253,411)	$42,444,875

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem its shares at NAV only in large blocks of 25,000 shares (each block of shares

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Distributor either (1) through Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission, by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed a Participant Agreement; such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months ended June 30, 2025	Year ended December 31, 2024
Shares sold	650,000	4,700,000
Shares redeemed	(175,000)	(1,175,000)
Net increase (decrease)	475,000	3,525,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | JUNE 30, 2025

Applied Finance Valuation Large Cap ETF

Notes to Financial Statements - continuedJune 30, 2025 (unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | JUNE 30, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Applied Finance Advisors, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

This semi-annual report pertains only to the to the Applied Finance Valuation Large Cap ETF; however, the disclosure below references the Applied Finance Dividend Fund, the Applied Finance Explorer Fund and the Applied Finance Select Fund, which are mutual funds that are part of the Applied Finance family of funds (collectively, the “Applied Finance Funds” for purposes of this disclosure document).

At meetings held on December 17-18, 2024 (the “December Meeting”) and March 11-12, 2025 (the “March Meeting”) (collectively, the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Applied Finance Advisory Agreement”) between the Trust and Applied Finance Advisors, LLC (“Applied Finance”) and the Investment Sub-Advisory Agreement (the “Applied Finance Sub-Advisory Agreement”) between Applied Finance and Tidal Investments, LLC (“Tidal”), each with respect to the Applied Finance Valuation Large Cap ETF (“Applied Finance ETF”). The Trustees considered the most recent approvals of the Applied Finance Advisory Agreement and the Applied Finance Sub-Advisory Agreement that occurred prior to their consideration of those agreements that took place at the December Meeting. The Board reflected on its discussions with the representatives from Applied Finance and Tidal at the December Meeting regarding the manner in which the Applied Finance ETF is managed and the roles and responsibilities of

FINANCIAL STATEMENTS | JUNE 30, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Supplemental Information (unaudited)

Applied Finance and Tidal under the Applied Finance Advisory Agreement and the Applied Finance Sub-Advisory Agreement (collectively, the “Applied Finance Advisory Agreements”). It was noted that the consideration of the Applied Finance Advisory Agreements was being re-presented at the March Meeting to established the new renewal cycle. The Board considered the information provided to it at its December Meeting, and which was provided again by Applied Finance at the March Meeting along with certain other more updated information.

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Applied Finance Advisory Agreements and the responses of Applied Finance and Tidal to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the responses included information on the personnel of and services to be provided by Applied Finance and Tidal, an expense comparison analysis for the Applied Finance ETF and comparable ETFs, and the Applied Finance Advisory Agreements. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Applied Finance Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Applied Finance; (ii) the investment performance of Applied Finance and Tidal; (iii) the costs of the services to be provided and profits to be realized by Applied Finance from the relationship with the Applied Finance ETF; (iv) the extent to which economies of scale would be realized if the Applied Finance ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Applied Finance Advisory Agreements, including: (i) information regarding the services and support to be provided by Applied Finance and Tidal to the Applied Finance ETF and its shareholders; (ii) presentations by management of Applied Finance and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Applied Finance ETF; (iii) information pertaining to the compliance structure of Applied Finance and Tidal; (iv) disclosure information contained in the Applied Finance ETF’s registration statement and Applied Finance’s and Tidal’s Form ADV and/or the policies and procedures of Applied Finance and Tidal; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving

FINANCIAL STATEMENTS | JUNE 30, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Supplemental Information (unaudited)

the Applied Finance Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance and Tidal, including financial information, information on personnel and the services to be provided by Applied Finance and Tidal to the Applied Finance ETF, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the Applied Finance ETF and comparative expense and performance information for other ETFs with strategies similar to the Applied Finance ETF prepared by an independent third party; (iii) the anticipated effect of size on the Applied Finance ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Applied Finance and Tidal from their relationship with the Applied Finance ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the Applied Finance Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Applied Finance Advisory Agreements, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Applied Finance and Tidal.

In this regard, the Board considered the responsibilities of Applied Finance and Tidal under their respective Applied Finance Advisory Agreements. The Board reviewed the services to be provided by each of Applied Finance and Tidal to the Applied Finance ETF, including, without limitation, Applied Finance’s process for formulating investment recommendations and the processes of both Applied Finance and Tidal for assuring compliance with the Applied Finance ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Applied Finance for the Applied Finance ETF among the service providers; and the anticipated efforts of Applied Finance to promote the Applied Finance ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Applied Finance and Tidal; the education and experience of their personnel; and information provided on their compliance programs, policies and procedures. The Board considered the methods to be utilized by Applied Finance in supervising Tidal as a sub-adviser to the Applied Finance ETF and the relationship between Applied Finance and Tidal. After reviewing the foregoing and further information from Applied Finance and Tidal,

FINANCIAL STATEMENTS | JUNE 30, 2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Supplemental Information (unaudited)

the Board concluded that the quality, extent, and nature of the services to be provided by Applied Finance and Tidal was satisfactory and adequate for the Applied Finance ETF.

(2)The investment performance of the Applied Finance ETF and Applied Finance.

The Board reviewed the Applied Finance ETF’s performance. The Trustees considered that Applied Finance does not have any clients other than the Applied Finance ETF and three Applied Finance Funds for which the Trust’s independent trustees also serve as independent trustees. In considering the investment performance of the Applied Finance ETF, the Trustees compared the performance of the Applied Finance ETF with the performance of its benchmark index, the Morningstar US Large-Mid Cap TR Index, funds in its Morningstar category, Large Blend Funds (“Category”), and a peer group selected from its Category (“Peer Group”). The Trustees noted that the Applied Finance ETF underperformed the Morningstar US Large-Mid Cap TR Index but outperformed the median of funds in its Category and the median of fund in its Peer Group for the one-year period ended October 31, 2024, and that it had outperformed its benchmark index, the Category median and Peer Group median for the three-year period ending October 31, 2024. After a detailed discussion of the Applied Finance ETF’s performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Applied Finance ETF was satisfactory.

(3)The costs of services to be provided and profits to be realized by Applied Finance from the relationship with the Applied Finance ETF.

In this regard, the Board considered the financial condition of Applied Finance and the level of commitment to the Applied Finance ETF by Applied Finance and Tidal. The Board also considered the assets and expenses of the Applied Finance ETF, including the nature and frequency of advisory payments. The Board noted the information on profitability provided by Applied Finance. The Trustees considered the Applied Finance ETF’s unitary fee structure, and compared the unitary fee of the Applied Finance ETF to the fees of its Morningstar Category, the Large Blend, and the Peer Group. The Trustees noted that the Applied Finance ETF’s gross and net expense ratio and gross and net advisory fee were each less than the Category median, and that the gross expense ratio was slightly below the Peer Group median and the net expense ratio was equal to the Peer Group median. The Board also considered the fees paid to Tidal by Applied Finance for sub-advising the Applied Finance ETF. After

FINANCIAL STATEMENTS | JUNE 30,  2025

APPLIED FINANCE VALUATION LARGE CAP ETF

Supplemental Information (unaudited)

further consideration, the Board concluded that the profitability and fees to be paid to Applied Finance (who in turn would pay Tidal) were within an acceptable range in light of the services to be rendered by Applied Finance and Tidal.

(4)The extent to which economies of scale would be realized as the Applied Finance ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance ETF’s investors.

The Trustees considered that the Applied Finance ETF is not of sufficient size to achieve economies of scale and that there are no break points in the Applied Finance Advisory Agreement. However, they noted that the unitary fee structure limits the Applied Finance ETF shareholders’ exposure to fee increases.

(5)Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Applied Finance ETF; the basis of decisions to buy or sell securities for the Applied Finance ETF; the substance and administration of the Code of Ethics and other relevant policies of Applied Finance and Tidal. The Board noted that Applied Finance and Tidal have each represented that it has not and does not anticipate utilizing soft dollars or commission recapture with regard to the Applied Finance ETF. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and that it manages the Applied Finance Funds. It was noted that Applied Finance represented that the Applied Finance Funds may invest in the Applied Finance ETF from time to time for the same reasons they would invest in other non-affiliated mutual funds or ETFs and that Applied Finance does not believe such investments will raise issues of conflict or duplicative services. The Board also considered potential benefits for Applied Finance and Tidal in managing the Applied Finance ETF. Following further consideration and discussion, the Board indicated that the standards and practices of Applied Finance and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Applied Finance and Tidal from managing the Applied Finance ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Applied Finance Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Applied Finance Advisory Agreements for another one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR - Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 4, 2025

* Print the name and title of each signing officer under his or her signature.